Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 62,703	$ 109,430
Down payments from clients	6,169	6,289
Liberty (Note 16)	37,119	37,119
Other accounts payable	27,406	39,195
Total	$ 133,397	$ 192,033